Interest expense (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Interest on debt facilities		$ 189.2	$ 246.3	$ 245.3
Loan fee amortization		44.2	12.3	12.7
Other		1.9	3.9	5.7
Total interest expense	[1]	$ 235.3	$ 262.5	$ 263.7

[1]	Includes transactions with related parties. Refer to Note 19 - "Related party transactions".